CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
NET REVENUES	$ 5,395	$ 31,450	$ 61,800	$ 85,757	$ 64,359
COST OF REVENUES	2,418	15,288	33,337	49,406	36,892
GROSS PROFIT	2,977	16,162	28,463	36,351	27,467
RESEARCH AND DEVELOPMENT EXPENSES	2,331	4,534	7,279	29,498	16,491
SELLING AND MARKETING EXPENSES	9,632	21,833	35,442	55,623	49,285
GENERAL AND ADMINISTRATIVE EXPENSES	9,335	15,583	28,586	32,365	25,375
OTHER INCOME	(42,993)
OPERATING INCOME (LOSS)	(24,672)	25,788	42,844	81,135	63,684
FINANCIAL INCOME	28,677	1,672	13,562	51	270
FINANCIAL EXPENSES	2,347	8,123	42,387	16,660	12,759
FINANCIAL INCOME (EXPENSES), net	(26,330)	6,451	28,825	16,609	12,489
INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD	$ (51,002)	$ 32,239	$ 71,669	$ 97,744	$ 76,173
EARNINGS (LOSS) PER ORDINARY SHARE, basic (U.S. dollars)	$ (0.04)	$ 0.06	$ 0.12	$ 0.21	$ 0.21
WEIGHTED AVERAGE OF ORDINARY SHARE, basic (in thousands)	1,277,931	546,616	619,299	465,273	364,276